SHARE CAPITAL	12 Months Ended
Dec. 31, 2016
SHARE CAPITAL [Abstract]
SHARE CAPITAL
NOTE 11:	SHARE CAPITAL

a.	The Company’s ordinary shares are quoted under the symbol “SPCB” on the NASDAQ Capital Market in the United States.

On August 22, 2013, a 1 for 4.250002 reverse split of the Company’s ordinary shares became effective. Pursuant to this reverse share split, each 4.250002 ordinary shares of NIS 0.0588235 par value became 1 ordinary share of NIS 0.25 par value and increased its share capital to 15 million ordinary shares.

All amounts of shares and per shares have been retroactively amended to give effect to the reverse stock splits.

In December 2013, 3,450,000 ordinary shares (including the full exercise of an over-allotment option) were issued in an underwritten public offering, for aggregate gross proceeds of $13,800.

During 2014, 358,000 ordinary shares were issued under a security purchase agreement for aggregate gross proceeds of $2,458.

In June 2015, 2,415,000 ordinary shares (including the full exercise of an over-allotment option) were issued in an underwritten public offering, for aggregate gross proceeds of $28,980 (net proceeds of $27,126).

In December 2015, as part of the Company’s stock repurchase plan, the Company repurchased 774,936 shares, at an average cost of $4.80 per share. The repurchased shares were retired in March 2016.

During 2016, as part of the Company’s stock repurchase plan, the Company repurchased additional 566,159 shares, at an average cost of $4.74 per share. 1,250,546 shares were retired in March 2016.

b.	Shareholders’ rights:

The ordinary shares confer upon the holders the right to receive notice to participate and vote in the general meetings of the Company, and the right to receive dividends, if declared.

c.	Stock options:

1.
In 2003, the Company adopted a stock option plan under which the Company issues stock options (the “Option Plan”). The Option Plan is intended to provide incentives to the Company’s employees, officers, directors and/or consultants by providing them with the opportunity to purchase ordinary shares of the Company. Subject to the provisions of the Israeli Companies Law, the Option Plan is administered by the Compensation Committee, and is designed: (i) to comply with Section 102 of the Israeli Tax Ordinance or any provision which may amend or replace it and the rules promulgated thereunder and to enable the Company and grantees thereunder to benefit from Section 102 of the Israeli Tax Ordinance and the Commissioner’s Rules; and (ii) to enable the Company to grant options and issue shares outside the context of Section 102 of the Israeli Tax Ordinance. Options granted under the Option Plan will become exercisable ratably over a period of three to five years or immediately in certain circumstances, commencing with the date of grant. The options generally expire no later than 10 years from the date of grant. Any options which are forfeited or canceled before expiration become available for future grants.

As a result of an amendment to Section 102 of the Israeli Tax Ordinance as part of the 2003 Israeli tax reform, and pursuant to an election made by the Company thereunder, capital gains derived by optionees arising from the sale of shares issued pursuant to the exercise of options granted to them under Section 102 after January 1, 2003, will generally be subject to a flat capital gains tax rate of 25%. However, as a result of this election, the Company will no longer be allowed to claim as an expense for tax purposes the amounts credited to such employees as a benefit when the related capital gains tax is payable by them, as the Company had previously been entitled to do under Section 102.

On June 27, 2007, the Compensation Committee and board of directors of the Company approved a new option plan under which the Company may grant stock options to the U.S. employees of the Company and its subsidiaries. Under this new option plan, the Company may grant both qualified (for preferential tax treatment) and non-qualified stock options. On August 15, 2007, the new option plan was approved by the shareholders of the Company at the general shareholders meeting.

During 2013, the Company issued options to purchase up to 152,949 shares to several employees of the Company. The options (the fair value of which was estimated at $137) have a weighted average exercise price of $0.72. These options will vest over a 4 year period, and will expire after ten years.

In June 2013, the Option plan was extended for another period of 10 years, until December, 31, 2023.

During the year 2014, the Company issued option to purchase up to 36,765 shares to several employees and to a service provider of the Company. The options (fair value of which was estimated at $189) have a weighted average exercise price of $1.86, and of such options, 31,765 were exercised by the end of 2014.

During the year 2015, the Company issued option to purchase up to 500,530 shares to several employees of the Company. The options (fair value of which was estimated at $3,974) have a weighted average exercise price of $5.80, and of such options, 41,882 were exercised and 81,000 were cancelled by the end of 2015.

During the year 2016, the Company issued option to purchase up to 67,883 shares to several employees of the Company. The options (fair value of which was estimated at $208) have a weighted average exercise price of $2.82, and of such options, 2,500 were exercised and 8,000 were cancelled by the end of 2016.

2.	A summary of the Company’s stock option activity and related information is as follows:

	Year ended December 31
	2016		2015		2014
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
		$		$		$
Outstanding at Beginning of year	487,432	5.12	137,855	2.64	204,931	2.06
Granted	67,833	2.82	500,530	5.80	36,765	1.86
Exercised	(8,383)	1.53	(65,411)	3.10	(100,441)	0.82
Canceled and forfeited	(130,500)	6.96	(85,542)	6.64	(3,400)	13.00
Outstanding at end of year	416,432	4.24	487,432	5.12	137,855	2.64
Exercisable at end of year	186,253	4.14	95,709	4.81	44,618	5.90

The weighted average fair value of options granted during the reported periods was $6.2 per option for the year ended December 31, 2016, $7.94 per option for the year ended December 31, 2015 and $5.15 per option for the year ended December 31, 2014.

The fair value of these options was estimated on the date of grant using the Black & Scholes option pricing model. The following weighted average assumptions were used for the 2016 and 2015 grants: risk-free rate of 1.28%, dividend yield of 0%, expected volatility factor of 362.86% and expected term of 3.11 years. The following weighted average assumptions were used for the 2014 grants: risk-free rate of 0.34% dividend yield of 0%, expected volatility factor of 314.47% and expected term of 1.9 years.

The expected volatility was based on the historical volatility of the Company’s stock. The expected term was based on the historical experience and based on Management estimate.

Compensation expenses recognized by the Company related to its stock-based employee compensation awards and warrants were $924, $1,529, and $173 for the years ended December 31, 2016, 2015 and 2014, respectively.

The following table summarizes the allocation of the stock-based compensation and warrants charge

	Year ended December 31,
	2016	2015	2014
	$	$	$

Cost of revenues	266	264	-
Research and development expenses	207	311	35
Selling and marketing expenses	292	249	-
General and administrative expenses	159	705	138

	924	1,529	173

The options outstanding and exercisable as of December 31, 2016, have been separated into ranges of exercise prices as follows:

Range of exercise price	Options outstanding as of December 31, 2016	Weighted average remaining contractual life (years)	Weighted average exercise price	Aggregate intrinsic value	Options exercisable as of December 31, 2016	Weighted average exercise price	Aggregate intrinsic value
$			$	$		$	$
0.00-0.85	97,512	5.61	0.68	264,017	68,098	0.68	184,555
3.00-5.00	251,148	2.42	4.10	32,160	87,383	4.34	6,720
7.00-10.00	60,500	3.13	8.72	-	23,500	8.67	-
18.75-22.00	7,272	0.33	19.43	-	7,272	19.43	-
	416,432	3.23	4.24	296,177	186,253	4.14	191,275

The total intrinsic value of options exercised for the years ended December 31, 2016, 2015 and 2014 was $191, $138, and $943, respectively, based on the Company’s average stock price of $3.78, $9.39, and $9.17, during the years ended on those dates, respectively.

A summary of the status of the Company’s non-vested options granted to employees as of December 31, 2015 and changes during the year ended December 31, 2015 is presented below:

	Options	Weighted– average grant-date fair value

Non-vested at January 1, 2016	384,473	7.04
Granted	67,883	27.80
Vested	(38,295)	21.26
Forfeited and canceled	(8,000)	7.78
Non-vested at December 31, 2016	406,061	0.66

As of December 31, 2016, there was $2,704 of unrecognized compensation cost related to non-vested stock-based compensation arrangements granted under the stock option plans.

d.	Private placements and warrants:

A summary of the Company’s warrants activity to investors (including warrants issued in connection with convertible bonds and extinguishment of liabilities), to settle obligation to service providers, and related information is as follows:

	Year ended December 31,
	2016		2015		2014
	Number of warrants (*)	Weighted average exercise price	Number of warrants	Weighted average exercise price	Number of warrants	Weighted average exercise price
	-		$-		$-	$
Outstanding at beginning of year	4,000	20.00	4,000	20.00	4,000	20.00
Granted			48,055	0.38	-	-
Exercised			(48,055)	0.38	-	-
Canceled and forfeited	(4,000)	20.00	-	-	-	-
Outstanding at end of year	-	-	4,000	20.00	4,000	20.00
Exercisable at end of year	-	-	4,000	20.00	4,000	20.00

e.	Dividends:

No dividends were declared in the reported periods. In the event that cash dividends are declared in the future, such dividends will be paid in NIS. The Company does not intend to distribute cash dividends in the foreseeable future.